Stockholders' Deficiency - Summary of Stock Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Number of shares, Options outstanding, beginning balance	4,287,609	4,344,994	3,996,167
Number of shares, Options Expired	(98,979)	(57,385)
Number of shares, Options outstanding, ending balance	4,188,630	4,287,609	4,344,994
Number of shares, Options exercisable ending balance	4,188,630	4,287,609	4,344,994
Weighted Average Exercise Price, Options outstanding, beginning balance	$ 3.3798	$ 3.5414	$ 3.7634
Weighted Average Exercise Price, Options Expired	6.6242	15.6139
Weighted Average Exercise Price, Options outstanding, ending balance	3.3031	3.3798	3.5414
Weighted Average Exercise Price, Options exercisable ending balance	$ 3.3031	$ 3.3789	$ 3.5414
Weighted Average Remaining Contractual Life (in Years), Options outstanding, beginning balance	4 years 11 months 23 days	5 years 10 months 25 days	6 years 3 months 19 days
Weighted Average Remaining Contractual Life (in Years), Options outstanding, ending balance	4 years 7 months 2 days	4 years 11 months 23 days	5 years 10 months 25 days
Weighted Average Remaining Contractual Life (in Years), Options exercisable ending balance	4 years 7 months 2 days	4 years 11 months 23 days	5 years 10 months 25 days